Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits
Number of defined benefit plans	2
Reconciliation of benefit obligation:
Service cost	$ 8,843,000	$ 7,550,000	$ 6,367,000
Interest cost	8,918,000	8,997,000	8,712,000
Plan settlement	(1,796,000)
Expected future net benefit payments
2013	7,344,000
2014	7,708,000
2015	8,416,000
2016	10,354,000
2017	10,993,000
2018 - 2022	76,635,000
Components of net periodic benefit cost:
Service cost	8,843,000	7,550,000	6,367,000
Interest cost	8,918,000	8,997,000	8,712,000
Expected return on plan assets	(6,431,000)	(6,598,000)	(6,218,000)
Amortization and other	6,748,000	4,027,000	4,046,000
Settlement	1,796,000
Curtailment	1,134,000
Net periodic benefit cost	21,008,000	13,976,000	12,907,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes
Accumulated loss, net of gain	(91,611,000)	(81,708,000)
Prior service cost, net of credit	(72,000)	(6,351,000)
Total accumulated other comprehensive loss	(91,683,000)	(88,059,000)
Amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2013
Accumulated loss, net of gain	(6,588,000)
Prior service cost, net of credit	24,000
Estimated net periodic benefit cost	(6,564,000)
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	584,000	545,000	528,000
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%
Accumulated benefits exceed assets
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	97,586,000	91,512,000
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	204,540,000	173,023,000
Service cost	8,843,000	7,523,000
Interest cost	8,918,000	9,025,000
Actuarial losses	25,749,000	19,637,000
Benefits paid	(5,872,000)	(4,668,000)
Plan curtailments	(6,136,000)
Plan settlement	(5,532,000)
Plan amendments	(3,785,000)
Benefit obligation at end of year	226,725,000	204,540,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	91,512,000	93,638,000
Actual return on plan assets	9,426,000	807,000
Employer contributions	8,052,000	1,735,000
Benefits paid	(5,872,000)	(4,668,000)
Plan settlement	(5,532,000)
Fair value of plan assets at end of year	97,586,000	91,512,000
Funded status	(129,139,000)	(113,028,000)
Components of net periodic benefit cost:
Service cost	8,843,000	7,523,000
Interest cost	8,918,000	9,025,000
Settlement	5,532,000
Defined benefit pension plan
Target allocation and pension plan asset allocation
Requisite service period upon attaining age of 21 to be eligible for participation	1 year
Requisite age of employees to be eligible for participation	21 years
Estimated fair value of plan assets	97,586,000
Weighted-average assumptions
Long-term rate of increase in compensation levels (as a percent)	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	91,512,000
Fair value of plan assets at end of year	97,586,000
Funded status	(45,515,000)	(26,819,000)
Accumulated benefit obligation	120,573,000	102,165,000
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	76,400,000	66,321,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	76,400,000	66,321,000
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	21,186,000	25,191,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	21,186,000	25,191,000
Defined benefit pension plan | International/foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	7,475,000	7,107,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	7,475,000	7,107,000
Defined benefit pension plan | International/foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	7,475,000	7,107,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	7,475,000	7,107,000
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	36,346,000	34,770,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	36,346,000	34,770,000
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	36,346,000	34,770,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	36,346,000	34,770,000
Defined benefit pension plan | Fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	12,533,000	6,400,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	12,533,000	6,400,000
Defined benefit pension plan | Fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	12,533,000	6,400,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	12,533,000	6,400,000
Defined benefit pension plan | Corporate bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,387,000	18,526,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,387,000	18,526,000
Defined benefit pension plan | Corporate bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,387,000	18,526,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,387,000	18,526,000
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,285,000	6,513,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,285,000	6,513,000
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,285,000	6,513,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,285,000	6,513,000
Defined benefit pension plan | U.S. Government agency securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,218,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,218,000
Defined benefit pension plan | U.S. Government agency securities | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	6,218,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	6,218,000
Defined benefit pension plan | U.S. Government bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,680,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,680,000
Defined benefit pension plan | U.S. Government bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,680,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,680,000
Defined benefit pension plan | Emerging markets - equity
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,607,000	3,349,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,607,000	3,349,000
Defined benefit pension plan | Emerging markets - equity | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,607,000	3,349,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,607,000	3,349,000
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,453,000	2,909,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,453,000	2,909,000
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,453,000	2,909,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,453,000	2,909,000
Defined benefit pension plan | Mutual funds-equities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,701,000	3,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,701,000	3,485,000
Defined benefit pension plan | Mutual funds-equities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,701,000	3,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,701,000	3,485,000
Defined benefit pension plan | Treasury inflation indexed bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,083,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,083,000
Defined benefit pension plan | Treasury inflation indexed bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,083,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,083,000
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	818,000	1,030,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	818,000	1,030,000
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	818,000	1,030,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	818,000	1,030,000
Defined benefit pension plan | U.S. Treasury STRIPS
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3,587,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		3,587,000
Defined benefit pension plan | U.S. Treasury STRIPS | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3,587,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		3,587,000
Defined benefit pension plan | Exchange traded funds-fixed income
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,788,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,788,000
Defined benefit pension plan | Exchange traded funds-fixed income | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,788,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,788,000
Defined benefit pension plan | Municipal bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2,048,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		2,048,000
Defined benefit pension plan | Municipal bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2,048,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		2,048,000
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	2.50%	3.75%	4.45%
Discount rate used to determine net periodic benefit cost (as a percent)	3.75%	4.45%	5.25%
Expected return on plan assets (as a percent)	6.50%	7.00%	7.25%
Long-term rate of increase in compensation levels (as a percent)		4.00%	4.00%
Defined benefit pension plan | Minimum | Domestic large cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	29.00%
Actual Composition of Plans (as a percent)	31.00%	29.00%
Defined benefit pension plan | Minimum | Domestic small and mid-cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	7.00%
Actual Composition of Plans (as a percent)	9.00%	11.00%
Defined benefit pension plan | Minimum | International/foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	11.00%
Actual Composition of Plans (as a percent)	11.00%	10.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	25.00%
Actual Composition of Plans (as a percent)	20.00%	23.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	6.00%
Actual Composition of Plans (as a percent)	8.00%	6.00%
Defined benefit pension plan | Minimum | Cash and cash equivalents
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	1.00%
Actual Composition of Plans (as a percent)	3.00%	2.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	4.15%	4.70%	5.65%
Discount rate used to determine net periodic benefit cost (as a percent)	4.70%	5.65%	6.25%
Expected return on plan assets (as a percent)	7.25%	7.50%	7.75%
Long-term rate of increase in compensation levels (as a percent)		5.00%	5.00%
Defined benefit pension plan | Maximum | Domestic large cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	40.00%
Actual Composition of Plans (as a percent)	42.00%	40.00%
Defined benefit pension plan | Maximum | Domestic small and mid-cap equity
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	10.00%
Actual Composition of Plans (as a percent)	12.00%	13.00%
Defined benefit pension plan | Maximum | International/foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	16.00%
Actual Composition of Plans (as a percent)	13.00%	15.00%
Defined benefit pension plan | Maximum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	42.00%
Actual Composition of Plans (as a percent)	37.00%	40.00%
Defined benefit pension plan | Maximum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	8.00%
Actual Composition of Plans (as a percent)	10.00%	7.00%
Defined benefit pension plan | Maximum | Cash and cash equivalents
Target allocation and pension plan asset allocation
Target Allocations (as a percent)	5.00%
Actual Composition of Plans (as a percent)	4.00%	4.00%
Supplemental executive plans and retirement agreements
Reconciliation of fair value of plan assets:
Accumulated benefit obligation	$ 68,194,000	$ 59,229,000